Aggregate Amount of Long-term Debt by Contractual Maturities (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Debt Instrument [Line Items]
2011		12,370,822,000,000
2012		10,412,343,000,000
2013		7,885,074,000,000
2014		4,280,227,000,000
2015		4,466,179,000,000
Thereafter		7,131,354,000,000
Long-term debt, gross		46,545,999,000,000	44,850,903,000,000
Less: Unamortized discount		(50,200,000,000)	(55,922,000,000)
Long-term debt, net	$ 41,124,887,000	46,495,799,000,000	44,794,981,000,000